PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

3. PROPERTY AND EQUIPMENT

Property and equipment, net consisted of the following (in thousands):

	July 31, 2021	October 31, 2020

Leasehold improvements	$-	$2,335
Laboratory equipment	373	1,218
Furniture and fixtures	-	744
Computer equipment	409	409
Construction in progress	-	19
Total property and equipment	782	4,725
Accumulated depreciation and amortization	(504)	(2,332)
Net property and equipment	$278	$2,393

Depreciation expense for the three months ended July 31, 2021 and 2020 was approximately $50,000 and $0.2 million, respectively. Depreciation expense for the nine months ended July 31, 2021 and 2020 was approximately $0.4 million and $0.7 million, respectively. During the nine months ended July 31, 2021, the Company incurred a loss on disposal of equipment of approximately $1.5 million, $1.0 million of which is reflected in the research and development expenses and $0.5 million of which is reflected in the general and administrative expenses in the statement of operations.

3. PROPERTY AND EQUIPMENT

Property and equipment consists of the following (in thousands):

	October 31,
	2020	2019
Leasehold improvements	$2,335	$2,335
Laboratory equipment	1,218	3,405
Furniture and fixtures	744	744
Computer equipment	409	409
Construction in progress	19	83
Total property and equipment	4,725	6,976
Accumulated depreciation and amortization	(2,332)	(2,626)
Net property and equipment	$2,393	$4,350

Depreciation expense for the years ended October 31, 2020 and 2019 was approximately $0.9 million and $1.1 million, respectively. Disposals of laboratory equipment resulted in losses of approximately $0 and $0.3 million for the years ended October 31, 2020 and 2019, respectively, that was charged to research and development expenses in the statement of operations.

Management has reviewed its property and equipment for impairment whenever events and circumstances indicate that the carrying value of an asset might not be recoverable. During the years ended October 31, 2020 and 2019, the Company recorded impairment losses on idle laboratory equipment of $1.1 million and $0.9 million, respectively, that was charged to research and development expenses in the statement of operations. Fair value for the idle assets was determined by a quoted purchase price for the assets.